Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 CNY (¥) ¥ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 ¥ / shares
Unaudited Quarterly Data
Revenue	$ 12,474	¥ 86,843	$ 11,593	¥ 79,586	$ 12,836	¥ 88,117	$ 12,080	¥ 81,074	$ 48,209	¥ 335,620
Gross profit	4,451	30,987	3,145	21,590	2,714	18,629	1,848	12,404	12,010	83,610
Net income (loss)	$ 1,487	¥ 10,343	$ 502	¥ 3,443	$ 139	¥ 951	$ (503)	¥ (3,374)	$ 1,632	¥ 11,363
Basic and diluted earnings (loss) per share | (per share)	$ 0.46	¥ 3.17	$ 0.15	¥ 1.05	$ 0.04	¥ 0.29	$ (0.15)	¥ (1.03)	$ 0.50	¥ 3.48	¥ (6.79)	¥ (14.09)